Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Cybersecurity Risk Management and Strategy

We recognize the importance of timely and appropriately assessing, preventing, identifying and managing risks associated with Cybersecurity Threats, as such term is defined in Form 20-F, Part II, Item 16K(a). These risks include, among other things, potential operational risks; intellectual property theft; fraud; extortion; harm to associates and customers; violation of privacy and other litigation and legal risk; and reputational risks.

To date, we have encountered no Cybersecurity Threats and have not implemented any specific policies with respect to any such threats. Our management considers Cybersecurity Threat risks alongside other company risks as part of our overall risk assessment process.

However, we intend to adopt in the near future cybersecurity processes, technologies and controls to aid in our efforts to assess, prevent, identify and manage such risks.